TAXATION (Tables)	12 Months Ended
Dec. 31, 2020
TAXATION
Schedule of income (loss) before income tax expense taxed between jurisdictions

	2018	2019	2020
	RMB	RMB	RMB
PRC entities	1,617,091	1,711,678	1,448,879
Non-PRC entities	(130,216)	(949,586)	(189,034)
Total	1,486,875	762,092	1,259,845

Schedule of current and deferred portion of income tax expense (benefit) included in the consolidated statements of operations and comprehensive income

	2018	2019	2020
	RMB	RMB	RMB
Current income tax expense:
PRC entities	223,903	239,477	194,297
Non-PRC entities	—	—	—
Total	223,903	239,477	194,297
Deferred income tax expense (benefit):
PRC entities	18,531	(3,587)	(5,880)
Non-PRC entities	—	—	—
Total	18,531	(3,587)	(5,880)
Income tax expense:
PRC entities	242,434	235,890	188,417
Non-PRC entities	—	—	—
Total	242,434	235,890	188,417

Schedule of reconciliation between the statutory EIT rate in the PRC and the Group's effective tax rate

	2018	2019	2020
EIT statutory rate	25%	25%	25%
Difference in EIT rates of certain subsidiaries	(11)%	(22)%	(12)%
Change in fair value of convertible senior notes	(2)%	25%	—
Expenses incurred outside the PRC	5%	7%	4%
Other permanent differences	(1)%	(4)%	(2)%
Effective EIT rate of the Group	16%	31%	15%

Schedule of aggregate amount and per share effect of the preferential tax rate

	2018	2019	2020
	RMB	RMB	RMB

	(in thousands, except per share data)
Aggregate effect	154,182	163,146	141,631
Basic net income per share effect	2.51	2.51	2.11
Diluted net income per share effect	2.44	2.45	2.08

Schedule of significant components of deferred tax assets and liabilities

	2019	2020
	RMB	RMB
Deductible temporary differences related to other payables and accruals	1,297	997
Deductible temporary differences related to provision for credit losses	4,108	5,669
Deductible temporary differences related to advertising expenses	14,358	22,615
Tax loss carryforwards	57,580	68,819
Amount offset by non-current deferred tax liabilities	(5,385)	(6,567)
	71,958	91,533
Less: Valuation allowance	(49,811)	(53,520)
Total deferred tax assets	22,147	38,013
Taxable temporary differences related to depreciation period	(11,096)	(9,469)
Taxable temporary differences related to long-term investments	—	(5,942)
Taxable temporary differences related to available-for-sale debt securities	(85,373)	(93,167)
Taxable temporary differences related to government subsidy income	(84,623)	(99,044)
Taxable temporary differences related to trade names, technology and customer relationships	(17,399)	(14,819)
Taxable temporary differences related to acquired program transmission license	(21,201)	(16,213)
Amount offset by non-current deferred tax assets	5,385	6,567
Total deferred tax liabilities	(214,307)	(232,087)

Schedule of roll-forward of the valuation allowance

	2018	2019	2020
	RMB	RMB	RMB
Balance at beginning of year	39,576	43,913	49,811
Additions	6,305	6,088	4,181
Reversals	(1,968)	(190)	(472)
Balance at end of year	43,913	49,811	53,520